PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Vehicles	$403,505	$426,836
Office furniture	78,037	82,549
Electronic equipment	21,101	20,607
Machinery	1,258,029	1,241,778
Leasehold improvements	1,076,824	1,139,087
Other	21,777	17,485
Total	2,859,273	2,928,342
Less: Accumulated depreciation	(1,200,388)	(956,549)
Property and equipment, net	$1,658,885	$1,971,793

Depreciation expense for the three months ended September 30, 2023 and 2022 was $114,300 and $25,111, respectively.

Depreciation expense for the nine months ended September 30, 2023 and 2022 was $307,209 and $81,036, respectively

6. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Vehicles	$426,836	$295,502
Office furniture	82,549	64,263
Electronic equipment	20,607	22,304
Machinery	1,241,778	106,080
Leasehold improvements	1,139,087	256,548
Other	17,485	6,374
Total	2,928,342	751,071
Less: Accumulated depreciation	(956,549)	(460,923)
Property and equipment, net	$1,971,793	$290,148

Depreciation expense for the years ended December 31, 2022 and 2021 was $183,542 and $95,026, respectively.